IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of commitments [line items]
Credit related commitments	$ 315,578	$ 312,778
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	43,889
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	244,878
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	11,878
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	13,618
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	242
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,073
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	50,890	42,113
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	37,258
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	871
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	9,457
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,124
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	107
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,073
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	9,743	21,669
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	2,297
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,013
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	96
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,261
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	76
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	11,779	9,059
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	4,334
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,362
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	1,643
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,420
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	20
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	4,914	8,063
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,350
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	295
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,253
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	16
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	6,072	5,825
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,771
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	5
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,277
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	19
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	12,702	14,784
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	11,948
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	369
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	385
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	47,558	50,210
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	46,758
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	796
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	1,900	2,979
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,785
Over 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	13
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	102
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	170,020	$ 158,076
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 170,020